UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8461

                             GRAND PRIX FUNDS, INC.
               (Exact name of registrant as specified in charter)

                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT  06897
              (Address of principal executive offices) (Zip code)

                                 ROBERT ZUCCARO
                             TARGET INVESTORS, INC.
                            WILTON EXECUTIVE CAMPUS
                            15 RIVER ROAD, SUITE 220
                           WILTON, CONNECTICUT 06897
                    (Name and address of agent for service)

                                  203-761-9600
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2003

Date of reporting period: OCTOBER 31, 2003

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             (GRAND PRIX FUND LOGO)

                                A  N  N  U  A  L

                                R  E  P  O  R  T

                                OCTOBER 31, 2003

                                                                   December 2003

Dear Fellow Shareholder:

The bear market ended on October 9, 2002 according to many market observers. For the year ending October 31, 2003, Grand Prix Fund A shares advanced 20.3%. From inception on December 31, 1997, the Fund has achieved an average annual return of 2.0% through October 31, 2003.

Grand Prix Fund was one of the leading performers in the last bull market. It was one of only seven funds in mutual fund history to record consecutive years of triple-digit returns. After this rarified achievement, the harsh 2000-2002 bear market took its toll on the Fund. Subsequently, all of the bull market gains were erased in the bear market. Now the Fund appears to be recovering in the new bull market.

We learned several important lessons during the bear market. As conditions worsened, we worked harder and harder to find answers to the second worst bear market since the Civil War. To put its severity into perspective, the S&P 500 Index declined 49% from its peak while the NASDAQ Composite plummeted 78%.

Through our exhaustive research, we have developed new disciplines on stock selection and risk controls, which give us confidence that Grand Prix Fund could be a top performer again in the new bull market. Our style of investing in companies with fast sales and earnings growth will, of course, remain the same.

The events of the past several months bode well for the stock market in 2004. First, the economy is roaring and is growing much faster than anyone ever anticipated. Real GDP growth shot up 7.2% in the third quarter for the largest gain in 19 years. Economic discussions have turned 180 degrees away from double-dip recession and deflation to sustained recovery. Corporate profits are expected to set new records in 2004.

What does this mean for the stock market? It means that the Dow Jones Industrial Average could set a new record and close above 12,000 by the end of next year. This is consistent with our research which reveals that it has taken about eighteen months to reach new record highs following a bear market low. By next December, it will be 26 months away from the low point of the recent bear market.

The new bull market is off to a good start and historically three of the past four bull markets have lasted at least five years. Of these, the advance by the market averages have ranged from 126-417%. We think that a major bull market is unfolding based on a powerful economic recovery that will last for many years.

Your Fund will be untainted by the mutual fund scandal that seems to be engulfing the large fund families. Your Fund Advisor and its employees continue to remain as the largest single holders of Grand Prix Fund shares.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

                                    CLASS A

                Grand Prix Fund -        Grand Prix Fund -
    Date       Class A Shares (NAV)    Class A Shares (Load)    S&P 500 Index
    ----       --------------------    ---------------------    -------------
  12/31/97           $10,000                   $9,479               $10,000
  10/31/98           $14,420                  $13,668               $11,463
  10/31/99           $33,384                  $31,644               $14,405
  10/31/00           $41,609                  $39,440               $15,282
  10/31/01           $14,686                  $13,921               $11,476
  10/31/02            $9,309                   $8,824                $9,743
  10/31/03           $11,197                  $10,613               $11,769

                     For the period ended October 31, 2003

                                                  Five           Annualized
                                 One              Year             Since
                                 Year          Annualized        Inception
                                 ----          ----------        ---------
Grand Prix
  Fund - Class A
  Shares (NAV)                  20.28%           (4.93)%           1.96%
Grand Prix
  Fund - Class A
  Shares (Load)                 13.99%           (5.95)%           1.03%
S&P 500 Index                   20.80%            0.53%            2.82%

                                    CLASS C

                Grand Prix Fund -        Grand Prix Fund -
    Date       Class C Shares (NAV)    Class C Shares (Load)   S&P 500 Index
    ----       --------------------    ---------------------   -------------
    8/5/99           $10,000                   $9,899             $10,000
  10/31/99           $13,708                  $13,569             $10,405
   4/30/00           $25,557                  $25,298             $11,154
  10/31/00           $16,987                  $16,815             $11,039
   4/30/01            $8,874                   $8,785              $9,707
  10/31/01            $5,951                   $5,890              $8,290
   4/30/02            $5,017                   $4,966              $8,481
  10/31/02            $3,744                   $3,706              $7,037
   4/30/03            $3,479                   $3,444              $7,353
  10/31/03            $4,472                   $4,426              $8,501

                     For the period ended October 31, 2003

                                               Annualized
                                 One              Since
                                 Year           Inception
                                 ----           ---------
Grand Prix Fund -
  Class C Shares (NAV)          19.42%          (17.30)%
Grand Prix Fund -
  Class C Shares (Load)         18.18%          (17.49)%
S&P 500 Index                   20.80%           (3.61)%

These charts assume an initial gross investment of $10,000 made on 12/31/97 and 8/05/99 (since inception) for the Class A Shares and Class C Shares, respectively, and the Standard & Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

GRAND PRIX FUND
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2003

ASSETS:
   Investments, at value (cost $50,929,582)                       $ 57,194,209
   Receivable for investments sold                                   2,157,446
   Receivable for capital shares sold                                  295,561
   Dividends receivable                                                     47
   Other assets                                                         10,521
                                                                  ------------
   Total Assets                                                     59,657,784
                                                                  ------------

LIABILITIES:
   Payable for investments purchased                                 2,209,746
   Payable for capital shares redeemed                                  99,392
   Payable to Advisor                                                   38,293
   Loan payable                                                      8,200,000
   Accrued expenses and other liabilities                              135,554
                                                                  ------------
   Total Liabilities                                                10,682,985
                                                                  ------------
                                                                  $ 48,974,799
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
   Capital stock                                                  $309,896,810
   Accumulated net realized loss on investments sold              (267,186,638)
   Net unrealized appreciation on investments                        6,264,627
                                                                  ------------
   Total Net Assets                                               $ 48,974,799
                                                                  ------------
                                                                  ------------

CLASS A SHARES:
   Net assets                                                     $ 40,185,739
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)              4,290,963
   Net asset value and redemption price per share                        $9.37
                                                                  ------------
                                                                  ------------
   Maximum offering price per share (100/94.75 of $9.37)                 $9.89
                                                                  ------------
                                                                  ------------

CLASS C SHARES:
   Net assets                                                     $  8,789,060
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)                965,703
   Net asset value and redemption price per share                        $9.10
                                                                  ------------
                                                                  ------------
   Maximum offering price per share (100/99 of $9.10)                    $9.19
                                                                  ------------
                                                                  ------------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME:
   Interest income                                                  $    7,266
   Dividend income (net of foreign withholding taxes of $8,475)        102,760
                                                                    ----------
   Total investment income                                             110,026
                                                                    ----------

EXPENSES:
   Investment advisory fee                                             361,768
   Administration fee                                                   48,080
   Shareholder servicing and accounting costs                          290,469
   Custody fees                                                         17,132
   Federal and state registration                                       26,245
   Professional fees                                                    59,207
   Reports to shareholders                                              40,219
   Directors' fees and expenses                                          2,605
   Amortization of organizational expenses                               2,621
   Distribution expense - Class A shares (Note 9)                       70,395
   Distribution expense - Class C shares (Note 9)                       80,187
   Insurance expense                                                     2,040
   Acquisition costs (Note 3)                                          104,000
                                                                    ----------
   Total operating expenses before expense reimbursement
     from Advisor and interest expense                               1,104,968
   Less:  Reimbursement from Advisor (Note 8)                         (143,435)
                                                                    ----------
   Total operating expenses before interest expense                    961,533
   Interest expense                                                     93,823
                                                                    ----------
   Total expenses                                                    1,055,356
                                                                    ----------
NET INVESTMENT LOSS                                                   (945,330)
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investment transactions                      5,086,707
   Change in unrealized appreciation/depreciation on investments     2,446,571
                                                                    ----------
   Net realized and unrealized gain on investments                   7,533,278
                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $6,587,948
                                                                    ----------
                                                                    ----------

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENT OF CASH FLOWS - FOR THE YEAR ENDED OCTOBER 31, 2003

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:

Sales of capital shares                        $  36,902,004
Repurchases of capital shares                    (33,108,458)
Net change in receivables/payables related to
  capital share transactions                          99,255
                                               -------------

Cash provided by capital share transactions        3,892,801
Cash provided by borrowings                        6,100,000
                                               -------------
                                                                   $ 9,992,801
                                                                   -----------

CASH  PROVIDED (USED) BY OPERATIONS:

Purchases of investments                        (288,222,111)
Proceeds from sales of investments               279,128,262
                                               -------------
                                                  (9,093,849)
                                               -------------

Net investment loss                                 (945,330)
Net change in receivables/payables
  related to operations                               46,378
                                               -------------
                                                    (898,952)
                                               -------------
                                                                    (9,992,801)
                                                                   -----------

Net increase in cash                                                         0
Cash, beginning of year                                                      0
                                                                   -----------
                                                                   $         0
                                                                   -----------
                                                                   -----------

Supplemental Information:
  Cash paid for interest                             $87,219

                     See notes to the financial statements.

GRAND PRIX FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Year Ended          Year Ended
                                                                             October 31, 2003    October 31, 2002
                                                                             ----------------    ----------------
OPERATIONS:
   Net investment loss                                                        $   (945,330)       $ (1,346,627)
   Net realized gain (loss) on investment transactions                           5,086,707         (26,015,659)
   Change in unrealized appreciation/depreciation on investments                 2,446,571           2,939,694
                                                                              ------------        ------------
   Net increase (decrease) in net assets resulting from operations               6,587,948         (24,422,592)
                                                                              ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                    33,170,939          26,118,476
   Cost of shares redeemed                                                     (33,108,458)        (44,830,283)
   Shares issued in connection with the acquisition
     of the Hartford Mutual Investment Fund                                      4,004,982                  --
                                                                              ------------        ------------
   Net increase (decrease) in net assets resulting
     from capital share transactions                                             4,067,463         (18,711,807)
                                                                              ------------        ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                         10,655,411         (43,134,399)

NET ASSETS:
   Beginning of period                                                          38,319,388          81,453,787
                                                                              ------------        ------------
   End of period                                                              $ 48,974,799        $ 38,319,388
                                                                              ------------        ------------
                                                                              ------------        ------------

                     See notes to the financial statements.

GRAND PRIX FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                      Class A Shares    Class A Shares     Class A Shares     Class A Shares     Class A Shares
                                        Year Ended        Year Ended         Year Ended         Year Ended         Year Ended
                                      Oct. 31, 2003      Oct. 31, 2002      Oct. 31, 2001     Oct. 31, 2000      Oct. 31, 1999
                                      -------------      -------------      -------------     -------------      -------------
Per Share Data:
Net asset value,
  beginning of period                    $  7.79           $ 12.29            $ 34.82            $ 28.21            $ 14.42
                                         -------           -------            -------            -------            -------
Income from investment operations:
  Net investment loss                      (0.19)(2)(3)      (0.24)(1)(3)       (0.38)(2)(3)       (0.89)(2)(3)       (0.32)(2)(3)
                                                <F2><F3>          <F1><F3>           <F2><F3>           <F2><F3>           <F2><F3>
  Net realized and unrealized
   gains (losses) on investments            1.77             (4.26)            (22.15)              7.82              16.74
                                         -------           -------            -------            -------            -------
  Total from investment operations          1.58             (4.50)            (22.53)              6.93              16.42
                                         -------           -------            -------            -------            -------
Less distributions from
  net realized gains                          --                --                 --              (0.32)             (2.63)
                                         -------           -------            -------            -------            -------
Net asset value, end of period           $  9.37           $  7.79            $ 12.29            $ 34.82            $ 28.21
                                         -------           -------            -------            -------            -------
                                         -------           -------            -------            -------            -------

Total return (4)<F4>                       20.28%           (36.62)%           (64.70)%            24.64%            131.51%

Supplemental data and ratios:
  Net assets, end of period (000's)      $40,186           $28,858            $58,727           $284,021            $92,500
  Ratio of operating expenses to
   average net assets                       2.49%(7)          1.89%(7)           1.67%(7)           1.62%(5)(6)        1.72%(7)
                                                 <F7>              <F7>               <F7>               <F5><F6>           <F7>
  Ratio of interest expense to
   average net assets                       0.26%             0.45%              0.51%              0.72%              0.04%
  Ratio of net investment loss to
   average net assets                      (2.19)%(7)        (1.76)%(7)         (1.32)%(7)         (1.23)%(5)         (1.41)%(7)
                                                  <F7>              <F7>               <F7>               <F5>               <F7>
  Portfolio turnover rate (8)<F8>         716.59%           342.46%            821.69%             834.9%             764.3%

(1)<F1> Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)<F2> Net investment loss per share represents net investment loss divided by the monthly average shares of common stock outstanding.
(3)<F3> Net investment loss before interest expense for the periods ending October 31, 2003, October 31, 2002, October 31, 2001, October 31, 2000
        and October 31, 1999 was $(0.17), $(0.19), $(0.28), $(0.56) and
        $(0.31), respectively.
(4)<F4> The total return does not reflect the 5.25% front-end sales charge.
(5)<F5> For the year ended October 31, 2000, the operating expense ratio excludes interest expense. The ratio including interest expense was 2.34%. The ratio of net investment loss to average net assets, including interest expense was (1.95)%.
(6)<F6> Ratio includes Advisor expense waiver recovery of 0.09%.
(7)<F7> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been 3.15%, 2.78%, 2.27% and 2.28%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been (2.85)%, (2.65)%, (1.92)% and (1.97)%, respectively.
(8)<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

GRAND PRIX FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

   Class C Shares
                                      Class C Shares    Class C Shares     Class C Shares     Class C Shares  Aug. 5, 1999 (1)<F9>
                                        Year Ended        Year Ended         Year Ended         Year Ended          through
                                      Oct. 31, 2003      Oct. 31, 2002      Oct. 31, 2001     Oct. 31, 2000      Oct. 31, 1999
                                      -------------      -------------      -------------     -------------      -------------
Per Share Data:
Net asset value, beginning of period     $  7.62           $ 12.11            $ 34.57            $ 28.17            $ 20.55
                                         -------           -------            -------            -------            -------
Income from investment operations:
  Net investment loss(2)<F10>(3)<F11>      (0.24)            (0.30)             (0.52)             (1.10)             (0.13)
  Net realized and unrealized
    gains (losses) on investments           1.72             (4.19)            (21.94)              7.82               7.75
                                         -------           -------            -------            -------            -------
  Total from investment operations          1.48             (4.49)            (22.46)              6.72               7.62
                                         -------           -------            -------            -------            -------
Less distributions
  from net realized gains                     --                --                 --              (0.32)                --
                                         -------           -------            -------            -------            -------
Net asset value, end of period           $  9.10           $  7.62            $ 12.11            $ 34.57            $ 28.17
                                         -------           -------            -------            -------            -------
                                         -------           -------            -------            -------            -------

Total return (4)<F12>                      19.42%           (37.08)%           (64.97)%            23.92%             37.08%(5)<F13>

Supplemental data and ratios:
  Net assets, end of period (000's)       $8,789            $9,462            $22,726            $99,237             $9,730
  Ratio of operating expenses to
   average net assets                       3.24%(9)          2.64%(9)           2.42%(9)           2.37%(7)(8)        2.47%(6)(9)
                                                <F17>             <F17>              <F17>             <F15><F16>         <F14><F17>
  Ratio of interest expense to
   average net assets                       0.26%             0.45%              0.51%              0.72%              0.19%(6)<F14>
  Ratio of net investment loss to
   average net assets                      (2.94)%(9)        (2.51)%(9)         (2.07)%(9)         (1.98)%(7)         (2.22)%(6)(9)
                                                 <F17>             <F17>              <F17>              <F15>            <F14><F17>
  Portfolio turnover rate (10)<F18>       716.59%           342.46%            821.69%             834.9%             764.3%

 (1)<F9>   Commencement of operations.
(2)<F10> Net investment loss per share represents net investment loss divided by the monthly average shares of common stock outstanding.
(3)<F11> Net investment loss before interest expense for the periods ending October 31, 2003, October 31, 2002, October 31, 2001, October 31, 2000 and October 31, 1999 was $(0.22), $(0.26), $(0.42), $(0.91) and
           $(0.12), respectively.
(4)<F12>   The total return does not reflect the 1.00% front-end sales charge.
(5)<F13>   Not annualized.
(6)<F14>   Annualized.
(7)<F15> For the year ended October 31, 2000, the operating expense ratio excludes interest expense. The ratio including interest expense was 3.09%. The ratio of net investment loss to average net assets, including interest expense was (2.70)%.
(8)<F16>   Ratio includes Advisor expense waiver recovery of 0.09%.
(9)<F17> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 1999
           would have been 3.90%, 3.53%, 3.02%, and 3.33%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 1999 would have been (3.60)%, (3.40)%, (2.67)%, and
           (3.08)%, respectively.
(10)<F18> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

GRAND PRIX FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003

  Shares                                                              Value
  ------                                                              -----
             COMMON STOCKS - 116.8%

             BUILDING & HOUSING - 15.7%
    31,000   Hovnanian Enterprises, Inc. - Class A *<F19>          $ 2,519,680
    40,000   William Lyon Homes, Inc. *<F19>                         2,592,000
    90,000   Orleans Homebuilders, Inc. *<F19>                       2,556,000
                                                                   -----------
                                                                     7,667,680
                                                                   -----------

             COMPUTER HARDWARE - 4.9%
    96,200   Network Appliance, Inc. *<F19>                          2,374,710
                                                                   -----------

             COMPUTER SOFTWARE & SERVICES - 10.5%
    97,504   Citrix Systems, Inc. *<F19>                             2,464,901
    58,800   Cognizant Technology Solutions Corporation *<F19>       2,668,932
                                                                   -----------
                                                                     5,133,833
                                                                   -----------

             DIVERSIFIED - 4.8%
   130,000   AMCOL International Corporation                         2,345,200
                                                                   -----------

             ELECTRICAL EQUIPMENT - 8.3%
    43,550   Ceradyne, Inc. *<F19>                                   1,809,067
    95,000   Rofin-Sinar Technologies, Inc. *<F19>                   2,256,250
                                                                   -----------
                                                                     4,065,317
                                                                   -----------

             ELECTRONICS - 6.4%
    87,033   Nam Tai Electronics, Inc. (1)<F21>                      3,142,762
                                                                   -----------

             HEALTHCARE SERVICES & SUPPLIES - 5.3%
    54,471   Quality Systems, Inc. *<F19>                            2,604,803
                                                                   -----------

             INTERNET - 6.3%
    70,794   Yahoo! Inc. *<F19>                                      3,093,698
                                                                   -----------

             MEDICAL PRODUCTS - 7.0%
   180,000   Compex Technologies, Inc. *<F19>                        1,832,400
    18,200   INAMED Corporation *<F19>                               1,571,934
                                                                   -----------
                                                                     3,404,334
                                                                   -----------

             METALS & MINERALS - 12.0%
    40,000   Aluminum Corporation of
               China Limited - ADR (1)<F21>                          2,046,000
    60,000   Freeport-McMoRan Copper & Gold, Inc. - Class B          2,325,000
    40,000   Schnitzer Steel Industries, Inc. - Class A              1,507,200
                                                                   -----------
                                                                     5,878,200
                                                                   -----------

             RETAIL - 17.0%
    72,000   Aeropostale, Inc. *<F19>                                2,221,200
    70,000   The Finish Line, Inc. - Class A *<F19>                  2,143,400
    65,380   First Cash Financial Services, Inc. *<F19>           $  1,641,038
    70,000   Urban Outfitters, Inc. *<F19>                           2,335,200
                                                                   -----------
                                                                     8,340,838
                                                                   -----------

             SEMICONDUCTORS - 8.8%
    59,422   Marvell Technology Group Ltd. *<F19>(1)<F21>            2,606,843
    30,000   OmniVision Technologies, Inc. *<F19>                    1,704,870
                                                                   -----------
                                                                     4,311,713
                                                                   -----------

             TELECOMMUNICATIONS - 9.8%
    97,925   Comtech Telecommunications Corp. *<F19>                 2,883,891
    25,000   Mobile Telesystems - Sp ADR (1)<F21>                    1,937,250
                                                                   -----------
                                                                     4,821,141
                                                                   -----------
             TOTAL COMMON STOCKS (Cost $50,919,602)                 57,184,229
                                                                   -----------

Principal
  Amount
---------
             SHORT-TERM INVESTMENTS - 0.0%
             VARIABLE RATE DEMAND NOTES#<F20>  - 0.0%
    $9,980   U.S. Bank, N.A., 0.87%                                      9,980
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $9,980)                  9,980
                                                                   -----------
             TOTAL INVESTMENTS - (COST $50,929,582) - 116.8%        57,194,209
             Liabilities, less Other Assets - (16.8)%               (8,219,410)
                                                                   -----------
             TOTAL NET ASSETS - 100.0%                             $48,974,799
                                                                   -----------
                                                                   -----------

*<F19>    Non-income producing security.
#<F20> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of October 31, 2003.
ADR - American Depository Receipt
(1)<F21>  Foreign Security

                     See notes to the financial statements.

GRAND PRIX FUND
NOTES TO THE FINANCIAL STATEMENTS - OCTOBER 31, 2003

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Grand Prix Fund (the "Fund") and the Super Core Fund (collectively the "Funds"). The shares of common stock of the Funds are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 31, 1997. Effective December 1, 1998, the Fund changed from a no-load mutual fund to a load fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded, except those traded on the NASDAQ NMS and Small Cap Exchanges. Securities traded on the NASDAQ NMS and Small Cap exchanges will be valued at the NASDAQ official closing price. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b) Organization Costs - Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and have been amortized over the period of benefit.

     (c) Federal Income and Excise Taxes - The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (d) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     (e) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts are amortized using the effective interest method for tax and financial reporting purposes.

     (f) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

3.   ACQUISITION INFORMATION

     On October 29, 2003, the Grand Prix Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Hartford Mutual Investment Fund. The Grand Prix Fund issued 423,807 Class A shares (valued at $4,004,982) for the 184,486 shares of the Hartford Mutual Investment Fund outstanding at October 29, 2003. The net assets of the Hartford Mutual Investment Fund included net unrealized appreciation on investments of $273,917. The net assets of the Grand Prix Fund immediately before the acquisition were $46,183,033. The Fund's Statement of Operations for the year ended October 31, 2003 does not include preacquisition activity of the Hartford Mutual Investment Fund. Acquisition costs include legal expenses incurred by the Fund and certain other costs detailed in the Plan of Reorganization.

4.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

YEAR ENDING OCTOBER 31, 2003

                                           $                  Shares
                                           -                  ------

CLASS A SHARES:
     Shares sold                      $ 32,497,531           4,104,999
     Shares redeemed                   (30,522,229)         (3,941,808)
     Shares issued in
       connection with the
       acquisition of the
       Hartford Mutual
       Investment Fund                   4,004,982             423,807
                                      ------------          ----------
     Net increase                     $  5,980,284             586,998
                                      ------------
     SHARES OUTSTANDING:
     Beginning of period                                     3,703,965
                                                            ----------
     End of period                                           4,290,963
                                                            ----------
                                                            ----------

CLASS C SHARES:
     Shares sold                      $    673,408              83,122
     Shares redeemed                    (2,586,229)           (359,147)
                                      ------------          ----------
     Net decrease                     $ (1,912,821)           (276,025)
                                      ------------
     SHARES OUTSTANDING:
     Beginning of period                                     1,241,728
                                                            ----------
     End of period                                             965,703
                                                            ----------
                                                            ----------
     TOTAL INCREASE                   $  4,067,463
                                      ------------
                                      ------------

PERIOD ENDING OCTOBER 31, 2002
                                           $                  Shares
                                           -                  ------
CLASS A SHARES:
     Shares sold                      $ 24,760,438           2,361,830
     Shares redeemed                   (37,020,832)         (3,436,067)
                                      ------------          ----------
     Net decrease                     $(12,260,394)         (1,074,237)
                                      ------------
     SHARES OUTSTANDING:
     Beginning
       of period                                             4,778,202
                                                            ----------
     End of period                                           3,703,965
                                                            ----------
                                                            ----------
CLASS C SHARES:
     Shares sold                      $  1,358,038             123,980
     Shares redeemed                    (7,809,451)           (758,609)
                                      ------------          ----------
     Net decrease                     $ (6,451,413)           (634,629)
                                      ------------
     SHARES OUTSTANDING:
     Beginning
       of period                                             1,876,357
                                                            ----------
     End of period                                           1,241,728
                                                            ----------
                                                            ----------
     TOTAL DECREASE                   $(18,711,807)
                                      ------------
                                      ------------

5.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the year ended October 31, 2003 are summarized below. There were no purchases or sales of long-term U.S. government securities.

          Purchases      $287,517,727
          Sales          $278,403,773

6.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES AS OF OCTOBER 31, 2003

     At October 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments                                 $  51,256,381
                                                         -------------
                                                         -------------
     Gross unrealized appreciation                       $   6,627,251
     Gross unrealized depreciation                            (689,423)
                                                         -------------
     Net unrealized appreciation                         $   5,937,828
                                                         -------------
                                                         -------------
     Undistributed ordinary income                                  --
     Undistributed long-term
       capital gain                                                 --
                                                         -------------
     Total distributable earnings                        $          --
                                                         -------------
                                                         -------------
     Other accumulated losses                            $(266,859,839)
                                                         -------------
     Total accumulated losses                            $(260,922,011)
                                                         -------------
                                                         -------------

     The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

     The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2003 and capital loss carryovers as of October 31, 2003 are as follows:

                                            Capital Loss
              Net Capital                    Carryover
          Loss Carryover*<F22>               Expiration
          --------------------               ----------
              $21,689,504                    10/31/2008
             $215,927,555                    10/31/2009
              $29,242,780                    10/31/2010

     *<F22> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

     At the time of the acquisition, the Hartford Mutual Investment Fund had capital loss carryovers of $15,540,361, which are included in the capital loss carryover numbers for the Fund. The use of the capital loss carryovers that are attributable to the Hartford Mutual Investment Fund may be limited by the Internal Revenue Code.

     The Fund made no distributions during the fiscal years ended October 31, 2003 and October 31, 2002.

7.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a $25 million line of credit pursuant to a Loan and Security Agreement ("Agreement"), as amended, dated September 27, 1999 for the purpose of purchasing portfolio securities. For the period November 1, 2002 through October 31, 2003, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 2.66% during the year ended October 31, 2003). Advances are collateralized by a first lien against the Fund's assets. During the year ended October 31, 2003, the Fund had an outstanding average daily balance of $3,475,836. The maximum amount outstanding during the year ended October 31, 2003, was $12,100,000. Interest expense amounted to $93,823 for the year ended October 31, 2003. At October 31, 2003, the Fund had a loan payable balance of $8,200,000.

8.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 1.00% of the average daily net assets of the Fund. For the period November 1, 2002 through February 28, 2003, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses did not exceed 2.00% and 2.75%, respectively. Subsequent to February 28, 2003, the Advisor had voluntarily waived a portion of its advisory fee in order to decrease the net expenses of the Fund. The Advisor may recover from the Fund the expenses waived or reimbursed during the period where the Advisor was obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the year ended October 31, 2003, the Advisor waived investment advisory fees totaling $143,435 for the Fund.

     Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2004                     $149,363
               10/31/2005                     $247,826
               10/31/2006                      $93,793

9.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.25% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $70,395 for the Class A Shares and $80,187 for the Class C Shares pursuant to the Plans for the year ended October 31, 2003.

GRAND PRIX FUND
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the Grand Prix Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Grand Prix Fund (the Fund), as of October 31, 2003, the related statements of operations, cash flows and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Grand Prix Fund at October 31, 2003, and the results of its operations, cash flows and changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                  /s/Ernst & Young LLP

Chicago, Illinois
November 21, 2003

GRAND PRIX FUND
ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's Directors and Officers and is available, without charge, upon request by calling 1-800-307-4880.

                                                                                                       # of
                                             Term of                                                   Portfolios in  Other
                               Position(s)   Office and                                                Fund Complex   Directorships
Name, Address                  Held with     Length of    Principal Occupation                         Overseen by    Held by
and Age                        the Fund      Time Served  During Past Five Years                       Director       Director
-------------                  -----------   -----------  ----------------------                       -------------  -------------
Robert Zuccaro *<F23>(1)<F24>  President     Since 1997   Mr. Zuccaro is the President of the          2              None
15 River Road,                 and                        Advisor and is a Chartered Financial
Suite 220                      Director                   Analyst.  Prior to founding the Advisor
Wilton, CT  06897                                         in 1983, Mr. Zuccaro spent six years
Age: 61                                                   with Axe-Houghton where he was President
                                                          and a Director of Axe-Houghton Stock
                                                          Fund and Vice President and Director
                                                          of Portfolio Management of E.W. Axe & Co.

Edward F. Ronan, Jr.           Independent   Since 1997   Mr. Ronan is a Certified Public Accountant   2              None
30 Main Street                 Director                   and since 1984, has been a member of
Danbury, CT  06810                                        Actis-Grande, Ronan & Company, LLC, a
Age: 50                                                   certified public accounting firm.  Mr.
                                                          Ronan served as a director of Q.E.P. Co.,
                                                          Inc., a tool manufacturer and distributor,
                                                          from 1993 to 1998.

Dennis K. Waldman              Independent   Since 1997   Since 2000, Mr. Waldman has been engaged     2              None
62 Windsor Road                Director                   in residential real estate development
Waban, MA  02468                                          and management. From 1994 to 2000, Mr.
Age: 48                                                   Waldman served as Vice-President of Sales
                                                          for eStar Communications, a developer of
                                                          communications software, prior to which
                                                          time, Mr. Waldman worked at ITS as
                                                          Vice-President of Sales.  From 1992 -
                                                          1994, Mr. Waldman was a sales representative
                                                          at Tartan where he was involved in
                                                          engineering sales.

Mary Jane Boyle(1)<F24>        Vice          Since 1997   Ms. Boyle serves as Vice President, Client
15 River Road,                 President,                 Service, of the Advisor.  Prior to co-founding
Suite 220                      Secretary                  the Advisor in 1983, Ms. Boyle was a Regional
Wilton, CT  06897              and                        Sales Director with Mondessa Enterprises, Inc.
Age: 57                        Treasurer

  *<F23> Denotes a director who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Zuccaro is considered an interested person because of his affiliation with the Advisor.
(1)<F24>  Mr. Zuccaro and Ms. Boyle are married.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION    800 307-4880
ACCOUNT INFORMATION 800 432-4741

WWW.GRANDPRIXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Grand Prix Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

                             (SUPER CORE FUND LOGO)

                                A  N  N  U  A  L
                                R  E  P  O  R  T

                                OCTOBER 31, 2003

                                                                   December 2003

Dear Fellow Shareholder:

Super Core Fund became effective at the beginning of 2000 in a bear market environment. The bear market ended on October 9, 2002 according to many market observers. For the year ending October 31, 2003, Super Core A shares have recovered along with the stock market.

The objective of the Super Core Fund is to invest in America's largest companies based on market cap. We believe the Fund offers an investment approach that is different from those used by more than some 7,000 other stock funds. The Fund selects the five largest companies by market cap each year in four indices: the S&P 500, S&P MidCap, S&P Small Cap, and NASDAQ Composite.

Super Core can also be viewed as a core growth fund because the underlying stocks tend to have rapid sales and earnings growth rates. One particular benefit gained through this approach is that the Fund's objective is to always be positioned in the leading market index.

The events of the past several months bode well for the stock market in 2004. First, the economy is roaring and is growing much faster than anyone ever anticipated. Real GDP growth shot up 7.2% in the third quarter for the biggest gain in 19 years. Economic discussions have turned 180 degrees away from double-dip recession and deflation to sustained recovery. Corporate profits are expected to set new records in 2004.

What does this mean for the stock market? It means that the Dow Jones Industrial Average could set a new record and close above 12,000 by the end of next year. This is consistent with our research which reveals that it has taken about eighteen months to reach new record highs following a bear market low. By next December, the Dow Average will be 26 months away from the low point of the recent bear market.

The new bull market is off to a good start and historically three of the past four bull markets have lasted at least five years. Of these, the advance by the market averages have ranged from 126%-417%. We think that a major bull market is unfolding based on a powerful economic recovery that will last for many years.

Your Fund will be untainted by the mutual fund scandal that seems to be engulfing the large fund families. Your Fund Advisor and its employees continue to remain as the largest single holders of Super Core Fund shares.

Sincerely,

/s/Robert Zuccaro

Robert Zuccaro, CFA
President

                                    CLASS A

                Super Core Fund -       Super Core Fund -
    Date       Class A Shares (NAV)   Class A Shares (Load)    S&P 500 Index
    ----       --------------------   ---------------------    -------------
 12/29/2000          $10,000                 $9,479               $10,000
  4/30/2001           $7,930                 $7,517                $9,499
 10/31/2001           $6,570                 $6,227                $8,113
  4/30/2002           $7,130                 $6,758                $8,300
 10/31/2002           $6,020                 $5,706                $6,887
  4/30/2003           $6,110                 $5,791                $7,195
 10/31/2003           $7,420                 $7,033                $8,320

                     For the period ended October 31, 2003

                                           Year             Annualized
                                          Ended               Since
                                         10/31/03           Inception
                                         --------           ---------
   Super Core Fund -
     Class A Shares (NAV)                 23.26%             (9.98)%
   Super Core Fund -
     Class A Shares (Load)                16.85%            (11.66)%
   S&P 500 Index                          20.80%             (6.28)%

                                    CLASS C

                Super Core Fund -       Super Core Fund -
    Date       Class C Shares (NAV)   Class C Shares (Load)    S&P 500 Index
    ----       --------------------   ---------------------    -------------
 10/31/2000          $10,000                 $9,901               $10,000
  4/30/2001           $7,910                 $7,832                $9,499
 10/31/2001           $6,540                 $6,475                $8,113
  4/30/2002           $7,070                 $7,000                $8,300
 10/31/2002           $5,960                 $5,901                $6,887
  4/30/2003           $6,030                 $5,970                $7,195
 10/31/2003           $7,290                 $7,218                $8,320

                     For the period ended October 31, 2003

                                           Year             Annualized
                                          Ended               Since
                                         10/31/03           Inception
                                         --------           ---------
   Super Core Fund -
     Class C Shares (NAV)                 22.32%             (10.54)%
   Super Core Fund -
     Class C Shares (Load)                21.10%             (10.85)%
   S&P 500 Index                          20.80%              (6.28)%

These charts assume an initial gross investment of $10,000 made on December 29, 2000 (since inception) for the Class A and Class C Shares, respectively, and the Standard &Poor's 500 Index (S&P 500) on each date. The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Past performance does not guarantee future results. Performance figures include reinvested dividends and capital gains. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

SUPER CORE FUND
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2003

ASSETS:
   Investments, at value (cost $9,474,463)                        $11,043,371
   Receivable from Advisor for expenses waived (Note 7)                 9,521
   Receivable for capital shares sold                                   5,000
   Dividends and interest receivable                                    1,984
   Other assets                                                         2,090
                                                                  -----------
   Total Assets                                                    11,061,966
                                                                  -----------

LIABILITIES:
   Payable for investments purchased                                  574,337
   Payable for capital shares redeemed                                  4,465
   Loan payable                                                       840,000
   Accrued expenses and other liabilities                              44,197
                                                                  -----------
   Total Liabilities                                                1,462,999
                                                                  -----------
                                                                  $ 9,598,967
                                                                  -----------
                                                                  -----------

NET ASSETS CONSIST OF:
   Capital stock                                                  $14,587,460
   Accumulated net realized loss on investments sold               (6,557,401)
   Net unrealized appreciation on investments                       1,568,908
                                                                  -----------
   Total Net Assets                                               $ 9,598,967
                                                                  -----------
                                                                  -----------

CLASS A SHARES:
   Net assets                                                     $ 8,009,744
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)             1,080,190
   Net asset value and redemption price per share                       $7.42
                                                                  -----------
                                                                  -----------

   Maximum offering price per share (100/94.75 of $7.42)                $7.83
                                                                  -----------
                                                                  -----------

CLASS C SHARES:
   Net assets                                                     $ 1,589,223
   Shares of beneficial interest outstanding
     (500,000,000 shares of $0.01 par value authorized)               217,913
   Net asset value and redemption price per share                       $7.29
                                                                  -----------
                                                                  -----------
   Maximum offering price per share (100/99 of $7.29)                   $7.36
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME:
   Interest income                                                $       64
   Dividend income                                                    40,606
                                                                  ----------
   Total investment income                                            40,670
                                                                  ----------

EXPENSES:
   Investment advisory fee                                            65,747
   Administration fee                                                 36,425
   Shareholder servicing and accounting costs                         73,197
   Custody fees                                                        6,888
   Federal and state registration                                     23,536
   Professional fees                                                  43,491
   Reports to shareholders                                             8,473
   Directors' fees and expenses                                        2,605
   Distribution expense - Class A shares (Note 8)                     20,912
   Distribution expense - Class C shares (Note 8)                     13,302
   Insurance expense                                                     415
                                                                  ----------
   Total operating expenses before reimbursement
     from Advisor and interest expense                               294,991
   Less:  Reimbursement from Advisor (Note 7)                        (82,843)
                                                                  ----------
   Total operating expenses before interest expense                  212,148
   Interest expense                                                   27,137
                                                                  ----------
   Total expenses                                                    239,285
                                                                  ----------
NET INVESTMENT LOSS                                                 (198,615)
                                                                  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment transactions                     (598,702)
   Change in unrealized appreciation/depreciation on investments   2,308,127
                                                                  ----------
   Net realized and unrealized gain on investments                 1,709,425
                                                                  ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $1,510,810
                                                                  ----------
                                                                  ----------

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENT OF CASH FLOWS - FOR THE YEAR ENDED OCTOBER 31, 2003

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:

Sales of capital shares                            $  2,501,046
Repurchases of capital shares                        (1,858,039)
Net change in receivables/payables related to
  capital share transactions                             (9,213)
                                                   ------------

Cash provided by capital share transactions             633,794
Cash used for repayment of borrowings                  (110,000)
                                                   ------------
                                                                     $ 523,794
                                                                     ---------

CASH  PROVIDED (USED) BY OPERATIONS:

Purchases of investments                            (10,684,809)
Proceeds from sales of investments                   10,342,510
                                                   ------------
                                                       (342,299)
                                                   ------------

Net investment loss                                    (198,615)
Net change in receivables/payables
  related to operations                                  17,120
                                                   ------------
                                                       (181,495)
                                                   ------------

                                                                      (523,794)
                                                                     ---------

Net increase in cash                                                         0
Cash, beginning of year                                                      0
                                                                     ---------
Cash, end of year                                                    $       0
                                                                     ---------
                                                                     ---------

Supplemental Information:
  Cash paid for interest                                $26,970

                     See notes to the financial statements.

SUPER CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Year Ended          Year Ended
                                                                             October 31, 2003    October 31, 2002
                                                                             ----------------    ----------------
OPERATIONS:
   Net investment loss                                                          $  (198,615)       $  (191,932)
   Net realized loss on investment transactions                                    (598,702)        (2,423,584)
   Change in unrealized appreciation/depreciation on investments                  2,308,127          1,571,063
                                                                                -----------        -----------
   Net increase (decrease) in net assets resulting from operations                1,510,810         (1,044,453)
                                                                                -----------        -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                      2,501,046          3,476,098
   Cost of shares redeemed                                                       (1,858,039)        (6,099,867)
                                                                                -----------        -----------
   Net increase (decrease) in net assets resulting
     from capital share transactions                                                643,007         (2,623,769)
                                                                                -----------        -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,153,817         (3,668,222)

NET ASSETS:
   Beginning of period                                                            7,445,150         11,113,372
                                                                                -----------        -----------
   End of period                                                                $ 9,598,967        $ 7,445,150
                                                                                -----------        -----------
                                                                                -----------        -----------

                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                            Class A Shares
                                                          Class A Shares         Class A Shares       December 29, 2000(1)<F25>
                                                            Year Ended             Year Ended                  through
                                                         October 31, 2003       October 31, 2002           October 31, 2001
                                                         ----------------       ----------------      -------------------------
Per Share Data:
Net asset value, beginning of period                          $ 6.02                 $ 6.57                     $10.00
                                                              ------                 ------                     ------
Income from investment operations:
  Net investment loss (4)<F28>                                 (0.17)(3)<F27>         (0.14)(2)<F26>             (0.08)(2)<F26>
  Net realized and unrealized
    gains (losses) on investments                               1.57                  (0.41)                     (3.35)
                                                              ------                 ------                     ------
  Total from investment operations                              1.40                  (0.55)                     (3.43)
                                                              ------                 ------                     ------
Net asset value, end of period                                $ 7.42                 $ 6.02                     $ 6.57
                                                              ------                 ------                     ------
                                                              ------                 ------                     ------

Total return (5)<F29>                                          23.26%                 (8.37)%                   (34.30)% (6)<F30>

Supplemental data and ratios:
  Net assets, end of period (000's)                           $8,010                 $5,724                     $8,393
  Ratio of operating expenses
    to average net assets (8)<F32>                              2.79%                  1.65%                      1.50% (7)<F31>
  Ratio of interest expense to average net assets               0.37%                  0.57%                      0.39% (7)<F31>
  Ratio of net investment loss
    to average net assets (8)<F32>                             (2.23)%                (1.04)%                    (0.87)% (7)<F31>
  Portfolio turnover rate (9)<F33>                            122.52%                123.83%                    128.95%

(1)<F25>  Commencement of operations.
(2)<F26> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F27> Net investment loss per share is calculated by dividing the net investment loss by the average shares outstanding throughout the period.
(4)<F28> Net investment loss before interest expense for the periods ending October 31, 2003, October 31, 2002 and October 31, 2001 was $(0.14),
          $(0.09) and $(0.05), respectively.
(5)<F29>  The total return does not reflect the 5.25% front-end sales charge.
(6)<F30>  Not annualized.
(7)<F31>  Annualized.
(8)<F32> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been 4.29%, 3.63% and 3.58%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been (3.73)%, (3.02)% and (2.95)%, respectively.
(9)<F33> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                                                                            Class C Shares
                                                          Class C Shares         Class C Shares       December 29, 2000(1)<F34>
                                                            Year Ended             Year Ended                  through
                                                         October 31, 2003       October 31, 2002           October 31, 2001
                                                         ----------------       ----------------      -------------------------
Per Share Data:
Net asset value, beginning of period                          $ 5.96                 $ 6.54                     $10.00
                                                              ------                 ------                     ------
Income from investment operations:
  Net investment loss (4)<F37>                                 (0.20)(3)<F36>         (0.19)(2)<F35>             (0.12)(2)<F35>
  Net realized and unrealized
    gains (losses) on investments                               1.53                  (0.39)                     (3.34)
                                                              ------                 ------                     ------
  Total from investment operations                              1.33                  (0.58)                     (3.46)
                                                              ------                 ------                     ------
Net asset value, end of period                                $ 7.29                 $ 5.96                     $ 6.54
                                                              ------                 ------                     ------
                                                              ------                 ------                     ------

Total return (5)<F38>                                          22.32%                 (8.87)%                   (34.60)% (6)<F39>

Supplemental data and ratios:
  Net assets, end of period (000's)                           $1,589                 $1,721                     $2,721
  Ratio of operating expenses
    to average net assets (8)<F41>                              3.44%                  2.30%                      2.15%(7)<F40>
  Ratio of interest expense to average net assets               0.37%                  0.57%                      0.39%(7)<F40>
  Ratio of net investment loss
    to average net assets (8)<F41>                             (2.88)%                (1.69)%                    (1.53)%(7)<F40>
  Portfolio turnover rate (9)<F42>                            122.52%                123.83%                    128.95%

(1)<F34>  Commencement of operations.
(2)<F35> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)<F36> Net investment loss per share is calculated by dividing the net investment loss by the average shares outstanding throughout the period.
(4)<F37> Net investment loss before interest expense for the periods ending October 31, 2003, October 31, 2002 and October 31, 2001 was $(0.18),
          $(0.14) and $(0.08), respectively.
(5)<F38>  The total return does not reflect the 1.00% front-end sales charge.
(6)<F39>  Not annualized.
(7)<F40>  Annualized.
(8)<F41> Operating expense excludes interest expense and is net of reimbursements and waivers. The ratio including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been 4.94%, 4.28% and 4.23%, respectively. The ratio of net investment loss to average net assets, including interest expense and excluding reimbursements and waivers for the periods ended October 31, 2003, October 31, 2002 and October 31, 2001 would have been (4.38)%, (3.67)% and (3.60)%, respectively.
(9)<F42> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.

SUPER CORE FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2003

  Shares                                                              Value
  ------                                                              -----
               COMMON STOCKS - 105.0%

               BANKING - 3.9%
     3,995     M&T Bank Corporation                                $   375,130
                                                                   -----------

               BIOTECHNOLOGY - 13.0%
    12,006     Amgen Inc. *<F43>                                       741,491
     9,263     Gilead Sciences, Inc. *<F43>                            505,575
                                                                   -----------
                                                                     1,247,066
                                                                   -----------

               BUILDING & HOUSING - 5.0%
       973     NVR, Inc. *<F43>                                        476,186
                                                                   -----------

               COMPUTER SERVICES - 2.5%
     5,010     Affiliated Computer Services - Class A *<F43>           245,139
                                                                   -----------

               COMPUTERS - 12.2%
    21,757     Dell Inc. *<F43>                                        785,863
     6,777     Zebra Technologies Corporation - Class A *<F43>         385,950
                                                                   -----------
                                                                     1,171,813
                                                                   -----------

               DIVERSIFIED - 3.9%
    13,083     General Electric Company                                379,538
                                                                   -----------

               EDUCATION - 3.5%
     6,838     ITT Educational Services, Inc. *<F43>                   340,532
                                                                   -----------

               ELECTRONICS  - 5.7%
     4,287     Harman International Industries, Incorporated           549,593
                                                                   -----------

               HEALTH CARE SERVICES AND SUPPLIES - 3.9%
     6,434     Mid Atlantic Medical Services, Inc. *<F43>              375,746
                                                                   -----------

               MULTIMEDIA - 7.5%
    21,174     Comcast Corporation - Class A *<F43>                    718,222
                                                                   -----------

               NETWORKING PRODUCTS - 9.8%
    44,821     Cisco Systems, Inc. *<F43>                              940,345
                                                                   -----------

               OIL & GAS - 3.5%
     9,137     Exxon Mobil Corporation                                 334,231
                                                                   -----------

               PHARMACEUTICALS - 7.2%
    14,929     Mylan Laboratories Inc.                                 360,535
    10,431     Pfizer Inc.                                             329,620
                                                                   -----------
                                                                       690,155
                                                                   -----------

               RETAIL - 3.9%
     6,363     Wal-Mart Stores, Inc.                                   375,099
                                                                   -----------

               SEMICONDUCTORS - 16.1%
    37,591     Intel Corporation                                     1,242,383
     9,150     Microchip Technology Incorporated                       299,296
                                                                   -----------
                                                                     1,541,679
                                                                   -----------

               SOFTWARE - 3.4%
    12,371     Microsoft Corporation                                   323,502
                                                                   -----------
               TOTAL COMMON STOCKS (Cost $8,592,957)                10,083,976
                                                                   -----------

               EXCHANGE TRADED FUNDS - 9.9%
     8,000     iShares Russell 2000 Growth Index Fund                  457,200
    14,000     NASDAQ - 100 Index Tracking Stock *<F43>                492,520
                                                                   -----------
               TOTAL EXCHANGE TRADED FUNDS (Cost $871,831)             949,720
                                                                   -----------

Principal
  Amount
---------
               SHORT-TERM INVESTMENTS - 0.1%
               VARIABLE RATE DEMAND NOTES#<F44> - 0.1%
    $9,675     U.S. Bank, N.A., 0.87%                                    9,675
                                                                   -----------
               TOTAL SHORT-TERM INVESTMENTS (Cost $9,675)                9,675
                                                                   -----------
               TOTAL INVESTMENTS - (COST $9,474,463) - 115.0%       11,043,371
                                                                   -----------
               Liabilities, less Other Assets - (15.0)%             (1,444,404)
                                                                   -----------
               TOTAL NET ASSETS - 100.0%                           $ 9,598,967
                                                                   -----------
                                                                   -----------

*<F43>  Non-income producing security.
#<F44> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of October 31, 2003.

                     See notes to the financial statements.

SUPER CORE FUND
NOTES TO THE FINANCIAL STATEMENTS - OCTOBER 31, 2003

1.   ORGANIZATION

     The Grand Prix Funds, Inc. (the "Corporation") was incorporated on October 30, 1997 as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Corporation is authorized to issue its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Corporation currently offers two series of shares: The Super Core Fund (the "Fund") and the Grand Prix Fund (collectively the "Funds"). The shares of common stock of the Fund are further divided into two classes:Class A and Class C. Each class of shares has identical rights and privileges except with respect to 12b-1 fees and voting rights on matters affecting a single class of shares. The primary investment objective of the Fund is capital appreciation. The Fund commenced investment operations on December 29, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     (a) Investment Valuation - Securities are stated at value. Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded, except those traded on the NASDAQ NMS and Small Cap Exchanges. Securities traded on NASDAQ NMS and Small Cap exchanges will be valued at the NASDAQ official closing price. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Target Investors (the "Advisor") pursuant to guidelines established by the Board of Directors.

     (b) Federal Income and Excise Taxes - The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

     (c) Distribution to Shareholders - Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     (d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts are amortized using the effective interest method for tax and financial reporting purposes.

     (e) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to a portfolio are typically allocated among each portfolio in proportion to their respective net assets.

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

YEAR ENDED OCTOBER 31, 2003

                                                     $                 Shares
                                                     -                 ------
CLASS A SHARES:
     Shares sold                                 $ 1,927,381           280,052
     Shares redeemed                                (930,643)         (150,353)
                                                 -----------         ---------
     Net increase                                $   996,738           129,699
                                                 -----------
     SHARES OUTSTANDING:
     Beginning of period                                               950,491
                                                                     ---------
     End of period                                                   1,080,190
                                                                     ---------
                                                                     ---------

CLASS C SHARES:
     Shares sold                                 $   573,665            86,324
     Shares redeemed                                (927,396)         (157,072)
                                                 -----------         ---------
     Net decrease                                $  (353,731)          (70,748)
                                                 -----------
     SHARES OUTSTANDING:
     Beginning of period                                               288,661
                                                                     ---------
     End of period                                                     217,913
                                                                     ---------
                                                                     ---------
     TOTAL INCREASE                              $   643,007
                                                 -----------
                                                 -----------

YEAR ENDED OCTOBER 31, 2002
                                                     $                 Shares
                                                     -                 ------
CLASS A SHARES:
     Shares sold                                 $ 2,691,126           364,721
     Shares redeemed                              (4,495,162)         (691,646)
                                                 -----------         ---------
     Net decrease                                $(1,804,036)         (326,925)
                                                 -----------
     SHARES OUTSTANDING:
     Beginning of period                                             1,277,416
                                                                     ---------
     End of period                                                     950,491
                                                                     ---------
                                                                     ---------

CLASS C SHARES:
     Shares sold                                 $   784,972           108,786
     Shares redeemed                              (1,604,705)         (236,163)
                                                 -----------         ---------
     Net decrease                                $  (819,733)         (127,377)
                                                 -----------
     SHARES OUTSTANDING:
     Beginning of period                                               416,038
                                                                     ---------
     End of period                                                     288,661
                                                                     ---------
                                                                     ---------
     TOTAL DECREASE                              $(2,623,769)
                                                 -----------
                                                 -----------

4.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Fund for the year ended October 31, 2003 are summarized below. There were no purchases or sales of long-term U.S. government securities.

     Purchases                         $11,258,019
     Sales                             $10,222,974

5.   INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At October 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments                                   $10,906,279
                                                           -----------
                                                           -----------
     Gross unrealized appreciation                           1,741,684
     Gross unrealized depreciation                          (1,604,592)
                                                           -----------
     Net unrealized appreciation                           $   137,092
                                                           -----------
                                                           -----------
     Undistributed ordinary income                                  --
     Undistributed long-term gain                                   --
                                                           -----------
     Total distributable earnings                          $        --
                                                           -----------
                                                           -----------
     Other accumulated losses                              $(5,125,585)
                                                           -----------
     Total accumulated losses                              $(4,988,493)
                                                           -----------
                                                           -----------

     The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

     The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2003 and capital loss carryovers as of October 31, 2003 are as follows:

                                            Capital Loss
              Net Capital                    Carryover
          Loss Carryover*<F45>               Expiration
          --------------------               ----------
                 $365,737                    10/31/2009
               $2,678,942                    10/31/2010
               $2,080,906                    10/31/2011

     *<F45> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

     The Fund made no distributions during the fiscal years ended October 31, 2003 and October 31, 2002.

6.   CREDIT FACILITY

     U.S. Bank, N.A. (the "Bank") has made available to the Fund a $5 million line of credit pursuant to a Loan and Security Agreement ("Agreement") dated February 1, 2001 for the purpose of purchasing portfolio securities. For the year ended October 31, 2003, the interest rate on the outstanding principal amount was the Bank's Prime Rate minus 1.50% (weighted average rate of 2.68% during the year ended October 31, 2003). Advances are collateralized by a first lien against the Fund's assets. During the year ended October 31, 2003, the Fund had an outstanding average daily balance of $999,781. The maximum amount outstanding during the year ended October 31, 2003, was $1,850,000. Interest expense amounted to $27,137 for the year ended October 31, 2003. At October 31, 2003, the Fund had a loan payable balance of $840,000.

7.   INVESTMENT ADVISOR

     The Fund has an agreement with the Advisor, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Advisor is compensated at an annual rate of 0.90% of the average daily net assets of the Fund. For the period November 1, 2002 through February 28, 2003, the Advisor agreed to waive its investment advisory fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to the extent necessary to ensure that the Fund's Class A and Class C total operating expenses did not exceed 1.75% and 2.40%, respectively. Subsequent to February 28, 2003, the Advisor has voluntarily waived a portion of its advisory fee in order to decrease the net expenses of the Fund. The Advisor may recover from the Fund the expenses waived or reimbursed during the period where the Advisor was contractually obligated to cap the Fund's expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such cap on expenses. For the year ended October 31, 2003, the Advisor waived investment advisory fees totaling $82,843 for the Fund.

     Waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                                             AMOUNT OF
           YEAR OF EXPIRATION            POTENTIAL RECOVERY
           ------------------            ------------------
               10/31/2004                     $182,033
               10/31/2005                     $153,687
               10/31/2006                      $52,947

8.   SERVICE AND DISTRIBUTION PLAN

     The Fund has adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.35% of the Fund's average daily net assets for the Class A shares and up to 1.00% for the Class C shares. The currently approved rate is 0.35% and 1.00% of average daily assets for the Class A and Class C shares, respectively. Amounts paid under the Plans by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $20,912 for the Class A Shares and $13,302 for the Class C Shares pursuant to the Plans for the year ended October 31, 2003.

SUPER CORE FUND
REPORT OF INDEPENDENT AUDITOR

To the Board of Directors and Shareholders of the Super Core Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Super Core Fund (the Fund), as of October 31, 2003, the related statements of operations, cash flows and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Super Core Fund at October 31, 2003, and the results of its operations, cash flows and changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                /s/Ernst & Young LLP

Chicago, Illinois
November 21, 2003

SUPER CORE FUND
ADDITIONAL INFORMATION

INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's Directors and Officers and is available, without charge, upon request by calling 1-800-307-4880.

                                                                                                       # of
                                            Term of                                                    Portfolios in  Other
                               Position(s)  Office and                                                 Fund Complex   Directorships
Name, Address                  Held with    Length of    Principal Occupation                          Overseen by    Held by
and Age                        the Fund     Time Served  During Past Five Years                        Director       Director
-------------                  -----------  -----------  ----------------------                        -------------  -------------
Robert Zuccaro *<F46>(1)<F47>  President    Since 1997   Mr. Zuccaro is the President of the           2              None
15 River Road,                 and                       Advisor and is a Chartered Financial
Suite 220                      Director                  Analyst.  Prior to founding the Advisor
Wilton, CT  06897                                        in 1983, Mr. Zuccaro spent six years with
Age: 61                                                  Axe-Houghton where he was President and a
                                                         Director of Axe-Houghton Stock Fund and
                                                         Vice President and Director of Portfolio
                                                         Management of E.W. Axe & Co.

Edward F. Ronan, Jr.           Independent  Since 1997   Mr. Ronan is a Certified Public Accountant    2              None
30 Main Street                 Director                  and since 1984, has been a member of
Danbury, CT  06810                                       Actis-Grande, Ronan & Company, LLC, a
Age: 50                                                  certified public accounting firm.  Mr. Ronan
                                                         served as a director of Q.E.P. Co., Inc., a
                                                         tool manufacturer and distributor, from 1993
                                                         to 1998.

Dennis K. Waldman              Independent  Since 1997   Since 2000, Mr. Waldman has been engaged      2              None
62 Windsor Road                Director                  in residential real estate development
Waban, MA  02468                                         and management. From 1994 to 2000, Mr.
Age: 48                                                  Waldman served as Vice-President of Sales
                                                         for eStar Communications, a developer of
                                                         communications software, prior to which
                                                         time, Mr. Waldman worked at ITS as
                                                         Vice-President of Sales.  From 1992 - 1994,
                                                         Mr. Waldman was a sales representative at
                                                         Tartan where he was involved in engineering sales.

Mary Jane Boyle(1)<F47>        Vice         Since 1997   Ms. Boyle serves as Vice President, Client
15 River Road,                 President,                Service, of the Advisor.  Prior to co-founding the
Suite 220                      Secretary                 Advisor in 1983, Ms. Boyle was a Regional Sales
Wilton, CT  06897              and                       Director with Mondessa Enterprises, Inc.
Age: 57                        Treasurer

  *<F46> Denotes a director who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"). Mr. Zuccaro is considered an interested person because of his affiliation with the Advisor.
(1)<F47>   Mr. Zuccaro and Ms. Boyle are married.

GRAND PRIX FUNDS
P.O. BOX 701
MILWAUKEE, WI 53201

FUND INFORMATION    800 307-4880
ACCOUNT INFORMATION 800 432-4741

WWW.GRANDPRIXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Super Core Fund is distributed by T.O. Richardson Securities, Inc., a member of the NASD.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, controller and other senior financial officers of the registrant. A copy of the registrant's code of ethics is filed herewith as Exhibit (a)(1). The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call 1-800-307-4880.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Edward F. Ronan, Jr. is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a)  (1)  Any code of ethics or amendment thereto.  Filed herewith.

     (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 of the Investment Company Act of 1940. Not Applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Grand Prix Funds, Inc.
                   --------------------------------------------------------

     By (Signature and Title)  /s/ Robert Zuccaro
                               --------------------------------------------
                               Robert Zuccaro, President

     Date:     1/7/04
          -----------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ Robert Zuccaro
                               --------------------------------------------
                               Robert Zucccaro, President

     Date     1/7/04
          -----------------------------------------------------------------

     By (Signature and Title)  /s/ Mary Jane Boyle
                               --------------------------------------------
                               Mary Jane Boyle, Treasurer

     Date     1/7/04
          -----------------------------------------------------------------